UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	430 Cowper Street, Suite 200
		Palo Alto, CA  94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	650-321-4000

Signature, Place and Date of Signing:
Bradley R. Kent		Palo Alto, CA			August 13, 2002
	[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		15

Form 13F Information Table Value Total:		132,613 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP			VALUE		SHARES	INV.   OTHER   VOTING AUTH
					CLASS						X1000				DISC   MGR	   SOLE

DUCATI MOTOR HLD ITL            COMMON		D003998            164       104,142 N   SOLE          104,142
SUMMA INDUSTRIES                PREFERRED  	9394690          6,138         5,000 N   SOLE            5,000
AMERICAN DENTAL PARTNERS        COMMON    	025353103       11,235     1,269,450 N   SOLE        1,269,450
BOSTON COMMUNICATIONS GROUP     COMMON     	100582105          114        14,200 N   SOLE           14,200
COMARCO                         COMMON     	200080109        3,355       425,700 N   SOLE          425,700
DRESS BARN INC                  COMMON     	261570105       21,660     1,400,100 N   SOLE        1,400,100
DUCATI MOTOR HOLDINGS S.P.      ADR			264066101        1,420        90,900 N   SOLE           90,900
DREW INDS INC                   COMMON     	26168L205          214        13,000 N   SOLE           13,000
BOYDS COLLECTION LTD            COMMON     	103354106       12,106     1,924,600 N   SOLE        1,924,600
INTERSTATE NATIONAL DEALER      COMMON     	46102P104        3,437       613,700 N   SOLE          613,700
LEARNING TREE INTERNATIONAL     COMMON     	522015106        2,280       123,000 N   SOLE          123,000
MAXWELL SHOE CO INC-CL A        CLASS A COMMON  57766108        32,405     2,044,500 N   SOLE        2,044,500
NCO GROUP INC                   COMMON     	628858102       10,217       462,500 N   SOLE          462,500
SS&C TECHNOLOGIES INC           COMMON     	85227Q100       24,260     1,729,175 N   SOLE        1,729,175
SUMMA INDS                      COMMON     	86562T105        3,608       367,456 N   SOLE          367,456







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